10-K Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following table sets forth the Company’s financial instruments that were measured at fair value using Level 3 inputs on a recurring basis for the six months ended June 30, 2023:

	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at December 31, 2022	$14,114,411	$51,600,000	$65,714,411
Changes in fair value included in operations	(9,296,225)	(16,490,000)	(25,786,225)
Balance at June 30, 2023	$4,818,186	$35,110,000	$39,928,186
The following table sets forth the Company’s financial instruments that were measured at fair value using Level 3 inputs on a recurring basis for the six months ended June 30, 2022:

	Preferred Stock Warrant Liabilities	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at December 31, 2021	$6,417,146	$6,502,538	$30,998,000	$43,917,684
Changes in fair value included in operations	3,515,845	7,163,583	16,279,000	26,958,428
Warrants exercised	(9,932,991)	—	—	(9,932,991)
Balance at June 30, 2022	$—	$13,666,121	$47,277,000	$60,943,121
The following table sets forth the Company’s financial
instruments that were measured at fair value using Level 3 inputs on a recurring basis for the years ended December 31, 2022 and 2021:

	Preferred Stock Warrant Liabilities	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at January 1, 2021	$1,570,433	$—	$—	$1,570,433
Cash received	—	—	25,206,788	25,206,788
Changes in fair value included in operations	9,649,489	6,502,538	5,791,212	21,943,239
Warrants exercised	(4,802,776)	—	—	(4,802,776)
Warrants expired	—	—	—	—
Balance at December 31, 2021	$6,417,146	$6,502,538	$30,998,000	$43,917,684
Cash received	—	—	—	—
Changes in fair value included in operations	3,515,845	7,611,873	20,602,000	31,729,718
Warrants exercised	(9,932,991)	—	—	(9,932,991)
Balance at December 31, 2022	$—	$14,114,411	$51,600,000	$65,714,411